Significant accounting policies - Basis of consolidation (Details) - Vertical Aerospace Group Limited ("VAGL")	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Name of subsidiary	Vertical Aerospace Group Limited (“VAGL”)
Principal place of business of subsidiary	Development and commercialization of eVTOL technologies.
Country of incorporation of subsidiary	Unit 1, Camwal Court, Bristol, United Kingdom BS2 0UW
Proportion of ownership interest held	100.00%	100.00%